Capitalized Costs for Natural Gas and Oil Production Activities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proven Oil and Natural Gas Properties	$ 485,448	$ 349,938
Pipelines and Support Equipment	31,231	30,926
Field Operation Vehicles and Other Equipment	13,412	9,489
Wells and Facilities in Progress	91,685	61,355
Unproven Properties	161,618	123,241
Total	783,394	574,949
Less Accumulated Depreciation and Depletion	(141,769)	(104,894)
Total	641,625	470,055
Equity Method Investee
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Pipelines and Support Equipment	17,524	25,344
Field Operation Vehicles and Other Equipment	0	36
Wells and Facilities in Progress	26	16,637
Total	17,550	42,017
Less Accumulated Depreciation and Depletion	(1,077)	(1,817)
Total	$ 16,473	$ 40,200